Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2024
Commitments and Contingent Liabilities
Commitments and Contingent Liabilities

7.Commitments and Contingent Liabilities

Operating Leases

In 2021, the Company entered into a lease agreement for 14,000 square feet of office space in South San Francisco, California, which commenced in August 2021 and had a contractual termination date of September 2024. In September 2023, the Company abandoned this right-of-use asset as it had moved to its new office space described below; the Company recognized a loss on this abandonment in the amount of $0.6 million.

In January 2022, the Company entered into a lease agreement for 12,000 square feet of office and laboratory space in South San Francisco, California, which commenced in July 2022 and had a contractual termination date of July 2029. This lease contained an early termination option, allowing the Company to terminate this lease before the expiry of the lease term. The Company concluded the lease term for accounting purposes ended in August 2023. In April 2023, the lease was modified, and the contractual lease termination was changed to October 2023. The accounting impact of the modification was not material.

In August 2022, the Company entered into a lease agreement for 55,000 square feet of office and laboratory space in South San Francisco, California, which commenced in January 2023 and has a contractual termination date in August 2033. The Company constructed leasehold improvements in the space, which were concluded to be lessee assets. The lessor provided the Company a tenant improvement allowance of $17.2 million, of which $0.5 million and $16.7 million were received and were accounted for as a reduction to lease payments for the years ended December 31, 2022 and 2023, respectively. At the commencement date, future lease payments totaled $37.9 million, including $54.6 million in gross fixed payments less $16.7 million in lease incentives received during the first year of the lease. The lease liability at lease commencement was calculated to be $14.1 million, which is equal to the present value of the future lease payments, discounted at the incremental borrowing rate of 11.4%. Following the commencement date, the Company measured its lease liability and right-of-use asset in accordance with ASC 842-20-35-3. In accordance with this guidance, future lease payments increased as the $16.7 million incentive was received, and future gross fixed payments were no longer offset by these incentives. Leasehold improvements were reflected in property and equipment, net in the consolidated balance sheets as of December 31, 2024 and 2023. The lease agreement also includes a renewal option allowing the Company to extend this lease for an additional three years at the prevailing rental rate, which the Company was not reasonably certain to exercise.

In December 2024, the Company entered into a lease agreement for approximately 22,000 square feet of additional office space in South San Francisco, California. The lease has a contractual termination date of December 2026, with the right to extend the lease for an additional two years subject to certain conditions. The Company determined that, for accounting purposes, the commencement date of the lease is in January 2025 and the lease term ends in December 2026, as it not reasonably certain that the lease will be extended. Therefore, the Company will recognize the right-of-use asset and the lease liability on the commencement date in January 2025. Total undiscounted lease payments over the lease term will be approximately $1.9 million.

The Company maintains letters of credit representing security deposits on its leases in the amount of $1.1 million as of December 31, 2024 and 2023. The letters of credit were reflected in restricted cash, non-current in the consolidated balance sheets as of December 31, 2024 and in restricted cash, current and non-current in the consolidated balance sheets as of December 31, 2023.

The components of lease costs were as follows (in thousands):

	Year Ended December 31,
	2024	2023
Operating lease costs	$3,469	$4,747
Variable lease costs	1,202	545
Total lease costs	$4,671	$5,292

Supplemental cash flow information related to the operating leases were as follows (in thousands):

	Year Ended December 31,
	2024	2023
Cash payments included in the measurement of operating lease liabilities	$5,299	$2,903

Weighted-average remaining lease term and incremental borrowing rate for the operating leases were as follows:

	December 31,	December 31,
	2024	2023
Weighted-average remaining lease term (years)	8.7	9.5
Weighted-average incremental borrowing rate	11.4%	11.4%

Future minimum lease payments under non-cancelable leases as of December 31, 2024 were as detailed below (in thousands):

2025	$4,959
2026	5,125
2027	5,296
2028	5,474
2029	5,658
Thereafter	21,857
Total undiscounted lease payments	48,369
Less: Imputed interest	(17,647)
Total operating lease liabilities	$30,722

FronThera Contingent Consideration

In March 2021, the Company entered into a stock purchase agreement to acquire FronThera U.S. Holdings, Inc. and its wholly owned subsidiary, FronThera U.S. Pharmaceuticals LLC., and the transaction was accounted for as an asset acquisition. Under the stock purchase agreement, the Company is obligated to pay contingent consideration of up to an aggregate of $120.0 million based on the achievement of specified clinical and approval milestones, of up to an aggregate of $70.0 million payable for clinical milestones, and of up to an aggregate of $50.0 million payable for approval milestones, all related to technology acquired under the agreement. In the year ended December 31, 2022, the Company incurred and made a $37.0 million milestone payment for the first administration of ESK-001 to a patient enrolled in a Phase 2 clinical trial of ESK-001, which was recorded in research and development expenses in the consolidated statements of operations and comprehensive loss. In July 2024, the Company met a milestone in connection with the first administration of ESK-001 to a patient enrolled in a Phase 3 clinical trial of ESK-001 and made a $23.0 million milestone payment in August 2024, which was recorded in research and development expenses in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2024. No other milestones were achieved or were probable of being achieved as December 31, 2024.

Research and Development Agreements

The Company enters into various agreements in the ordinary course of business, such as those with suppliers, CROs, CMOs and clinical trial sites. These agreements provide for termination at the request of either party, generally with less than one-year notice and are, therefore, cancellable contracts and, if cancelled, are not anticipated to have a material effect on the Company’s financial condition, results of operations, or cash flows.

Legal Contingencies

From time to time, the Company may become involved in legal proceedings arising from the ordinary course of business. The Company records a liability for such matters when it is probable that future losses will be incurred and that such losses can be reasonably estimated. Significant judgment by the Company is required to determine both probability and the estimated amount. Management is currently not aware of any legal matters that could have a material adverse effect on the Company’s financial position, results of operations or cash flows.

Guarantees and Indemnifications

In the normal course of business, the Company enters into agreements that contain a variety of representations and provide for general indemnification. Its exposure under these agreements is unknown because it involves claims that may be made against the Company in the future. To the extent permitted under Delaware law, the Company has agreed to indemnify its directors and officers for certain events or occurrences while the director or officer is, or was serving, at a request in such capacity. To date, the Company has not paid any claims or been required to defend any action related to its indemnification obligations. As of December 31, 2024 and 2023, the Company did not have any material indemnification claims that were probable or reasonably possible and consequently has not recorded related liabilities.